CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 9,794	$ 9,717
Accounts receivable	4,379	2,516
Prepaid expenses and other	1,259	723
Total current assets	15,432	12,956
Non-current assets
Royalty, stream, and other interests	255,153	255,302
Investment in Silverback	200	314
Deferred income tax assets	81	105
Total non-current assets	255,434	255,721
TOTAL ASSETS	270,866	268,677
Current liabilities
Trade and other payables	3,966	1,188
Current acquisition payable	2,446	0
Current liabilities other than loans	6,412	1,188
Convertible loan facility	0	12,693
Total current liabilities	6,412	13,881
Non-current liabilities
Revolving credit facility	12,176	0
Acquisition payable	0	2,233
Deferred income tax liabilities	525	536
Total non-current liabilities	12,701	2,769
Total liabilities	19,113	16,650
EQUITY
Share capital	310,465	307,848
Reserves	14,371	13,021
Deficit	(73,083)	(68,842)
Total equity	251,753	252,027
TOTAL LIABILITIES AND EQUITY	$ 270,866	$ 268,677